Risk Management (Tables)	6 Months Ended
Jun. 30, 2026
Risk Management [Abstract]
Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments

The Group’s credit exposure from financial assets, pre-approved credit card limits and derivative financial instruments is presented in the table below:

	June 30, 2026	December 31, 2025
Cash and cash equivalents	6,108,366	3,863,395

Financial assets measured at fair value through other comprehensive income	3,203,466	3,000,551
Financial Investments	3,203,466	3,000,551

Financial assets measured at fair value through profit or loss	443,431	71,451
Financial Investments	418,464	42,435
Derivative financial instruments	24,967	29,016

Financial assets measured at amortized cost	36,534,984	29,861,938
Financial Investments	2,509,765	2,891,089
Trade receivables	3,766,854	4,146,321
Consumer loans	27,436,458	20,913,519
Other receivables	2,821,907	1,911,010

Pre-approved credit card limits (off-balance) (1)	8,697,929	7,454,802
Total	54,988,176	44,252,227

(1)	The amounts presented in this line represent potential exposure and correspond to the total authorized credit limits granted to customers, assuming full utilization (100%) of the available limits on their credit cards. Actual exposure may differ from these amounts based on customers’ effective usage patterns and repayment behavior.

Schedule of Demonstrates the Sensitivity of the Fair Value

The analysis below demonstrates the sensitivity of the fair value of the group’s financial instruments to an increase of 1 basis point (DV01) in the Brazilian interest rates.

	DV01 – June 30, 2026
	Asset	Liability	Derivative	Net
Fixed interest rate financial instruments	(3,681)	2,526	1,092	(63)

	DV01 - December 31, 2025
	Asset	Liability	Derivative	Net
Fixed interest rate financial instruments	(2,982)	2,053	942	12

Schedule of Financial Assets at Fair Value through other Comprehensive Income

For designated and qualifying fair value hedges, the cumulative change in the fair value of the hedging derivative and of the hedged item is recognized in the consolidated financial statements of profit or loss in “interest income and gains (losses) on financial instruments – Financial assets at fair value through other comprehensive income”.

	June 30, 2026
	Total Amount of Hedge	Fair Value Adjustment to the Hedge Object		Fair Value Adjustment to the Hedging	Hedge
	Item	Asset	Liability	Instrument	Effectiveness
Interest Rate Risk
Interest Rate Contracts - Future and Swap - Public Payroll Loans (1)	4,700,518	-	(16,022)	16,022	100%
Interest Rate Contracts - Future and Swap - Private Payroll Loans (1)	2,065,758	-	(6,027)	6,027	100%
Interest Rate Contracts - Future and Swap - FGTS Advances (2)	3,739,688	-	(61,320)	61,320	100%
Interest Rate Contracts - Future - Liabilities Pre	(2,051,456)	-	(16,749)	16,749	100%
Interest Rate Contracts - Future - LTN Bonds	670,493	5,698	-	(5,698)	100%
Interest Rate Contracts - Future - NTN-F Bonds	1,083,309	-	(27,558)	27,773	101%
Interest Rate Contracts - Future - LF Sub (3)	(285,258)	14,994	-	(15,436)	103%
Interest Rate Contracts - Future - Advances on Energy Receivables	1,109,081	-	(15,729)	15,808	101%
Total	11,032,133	20,692	(143,405)	122,565	100%

	December 31, 2025
	Total amount of hedged	Fair value adjustment to the hedge object		Fair value adjustment to the hedging	Hedge
	Item	Asset	Liability	instrument	effectiveness
Interest rate risk
Interest Rate Contracts - Future and Swap - Payroll loans (1)	1,705,083	1,539	-	(1,539)	100%
Interest Rate Contracts - Future and Swap - FGTS Advances (2)	5,452,205	-	(33,499)	33,499	100%
Interest Rate Contracts - Future - Liabilities Fixed-Rate	(1,628,546)	-	(53,272)	53,335	100%
Interest Rate Contracts - Future - LTN Bonds	934,083	15,709	-	(15,709)	100%
Interest Rate Contracts - Future - NTN-F Bonds	1,132,440	-	(8,383)	8,534	102%
Interest Rate Contracts - Future - LF Sub(3)	(279,418)	3,014	-	(3,823)	100%
Interest Rate Contracts - Future - Advances on energy receivables	1,056,634	-	(1,220)	1,206	99%
Total	8,372,481	20,262	(96,374)	75,503	99%

(1)	Payroll loan – From the value of the hedging instrument of R$ 22,049 (Private 16.022 and Public 6.027) as of June 30, 2026 (R$ 1,539 as December 31, 2025), it is composed by swaps, R$ 0 for the period ended June 30, 2026 (R$(4) for the period ended December 31, 2025) and futures contracts, R$ 22,049 (Private 16.022 and Public 6.027) for the period ended June 30, 2026 (R$ 1,543 for the year ended December 31, 2025)..

(2)	FGTS advances- The value of the hedging instrument of R$ 61,320 as of June 30, 2026 (R$ 33,499 as of December 31, 2025), it is composed by swap R$6,611 for the period ended June 30, 2026 (R$ 9,181 for the year ended December 31, 2025) and futures contracts, R$ 54,710 for the period ended June 30, 2026 (R$ 24,318 for the year ended December 31, 2025)

(3)	LF Sub - For the LF Sub´s hedge effectiveness, a regression model is used, verifying if there is an economic relationship between the movements of the hedging object and instrument.

Schedule of Liabilities

Liabilities

	Up to 30 days	From 31 to 60 days	From 61 to 90 days	From 91 to 180 days	From 181 to 365 days	Over 365 days	Total
As of June 30, 2026
Third-party funds - payment accounts	1,185,726	-	-	-	-	-	1,185,726
Third-party funds – CDB’s	7,114,907	2,480,012	1,929,385	4,079,819	5,541,859	11,653,605	32,799,587
Third party funds - financial instruments	-	-	-	-	-	802,216	802,216
Third-party funds – Others	515,936	-	-	-	-	-	515,936
Obligations to FIDC FGTS quota holders	-	-	-	-	-	2,090,938	2,090,938
Trade payables	3,379,348	936,968	642,658	1,056,992	496,440	23,973	6,536,378
Derivative financial instrument	12,355	-	-	-	-	-	12,355
Total	12,208,272	3,416,980	2,572,043	5,136,811	6,038,299	14,570,733	43,943,136

As of December 31, 2025
Third-party funds - payment accounts	856,573	-	-	-	-	-	856,573
Third-party funds – CDB’s	10,206,007	2,270,216	1,118,998	2,573,571	3,603,763	8,066,409	27,838,964
Third party funds - financial instruments	-	-	-	-	-	752,571	752,571
Third-party funds – Others	526,722	-	-	-	-	-	526,722
Obligations to FIDC FGTS quota holders	-	-	-	-	-	815,557	815,557
Trade payables	2,333,625	955,257	651,297	1,057,411	485,049	14,474	5,497,113
Derivative financial instrument	15,751	-	-	-	-	-	15,751
Total	13,938,678	3,225,473	1,770,295	3,630,982	4,088,812	9,649,011	36,303,251

Schedule of Capital Ratios

The following table presents the Group’s capital ratios as of June 30, 2026 and December 31, 2025, calculated according to BACEN’s regulation on capital requirements and accounting, which differs from IFRS in some respects, notably in the scope of consolidation and in the calculation of expected losses.

	June 30, 2026	December 31, 2025
Common Equity Tier I	3,697,562	1,893,357
Tier I	3,697,562	1,893,357
Tier II	539,172	508,457
Total Capital (Tier I + Tier II)	4,236,734	2,401,814

Risk-Weighted Assets (RWA)	26,594,505	20,460,446
Credit Risk (RWA CPAD)	22,227,973	16,534,435
Market Risk (RWA MPAD)	7,956	75,125
Operational Risk (RWA OPAD)	2,424,346	1,972,208
Payment Service Risk (RWA SP)	1,934,230	1,878,678
Common Equity Tier I Ratio	13.90%	9.25%
Tier I Ratio	13.90%	9.25%
CAR (Total Capital Ratio)	15.93%	11.74%

Schedule of Fair Value of Financial Instruments

The following is a description of the method for determining the fair value of financial instruments. The valuation techniques incorporate estimates of the assumptions that a market participant would use to value the instruments.

	June 30, 2026
	Level 1	Level 2	Level 3	Total
Financial assets
Financial assets measured at fair value through other comprehensive income
Government Bonds – LFT	3,202,403	-	-	3,202,403
Government Bonds – NTN	1,063	-	-	1,063
Investment Fund Quotas	-	-	-	-
Total	3,203,466	-	-	3,203,466

Financial assets measured at amortized cost
Government Bonds – LTN	585,826	-	-	585,826
Investment Fund Quotas	-	107,539	-	107,539
Government Bonds – NTN	1,816,398	-	-	1,816,398
Total	2,402,224	107,539	-	2,509,763

Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Swaps contracts (1)	-	23,912	-	23,912
DI1 and DDI - future contract	1,055	-	-	1,055
Total	1,055	23,912	-	24,967

Other financial assets measured at fair value through profit or loss
Government Bonds – LFT	104,789	-	-	104,789
Other Investments	313,675	-	-	313,675
Total	418,464	-	-	418,464

Total Financial assets	6,025,209	131,451	-	6,156,660

Financial liabilities
Derivative measured at fair value through profit or loss
Swaps contracts (1)	-	12,355	12,355
Total Financial Liabilities	-	12,355	-	12,355

(1)	Interest rate swap contracts are commitments to settle in cash on a future date or dates, the difference between two specified financial indices (two different interest rates in a single currency or two different rates each in a different currency) applied to a principal reference value.
	December 31, 2025
	Level 1	Level 2	Level 3	Total
Financial assets
Financial assets measured at fair value through other comprehensive income
Government Bonds – LFT	2,999,516	-	-	2,999,516
Government Bonds – NTN	1,035	-	-	1,035
Total	3,000,551	-	-	3,000,551

Financial assets measured at amortized cost
Government Bonds – LTN	965,840	-	-	965,840
Investment Fund Quotas	99,926	99,926
Government Bonds – NTN	1,825,323	-	-	1,825,323
Total	2,891,089	-	-	2,891,089

Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Swaps contracts (1)	-	27,572	-	27,572
DI1 - future contract	1,299	-	-	1,299
DI1 e DDI - future contract	145	-	-	145
Total	1,444	27,572	-	29,016

Other financial assets measured at fair value through profit or loss
Government Bonds – LFT	35,203	-	-	35,203
Other Investments	7,232	-	-	7,232
Total	42,435	-	-	42,435

Total Financial assets	5,935,520	27,572	-	5,963,092

Financial liabilities

Derivative measured at fair value through profit or loss
DI1 - future contract	1,674	-	-	1,674
Swaps contracts (1)	-	14,077	-	14,077
Total Financial Liabilities	1,674	14,077	-	15,751

Schedule of Financial Assets and Liabilities

Financial assets

	June 30, 2026
	Carrying amount	Fair Value
Fair Value of financial instruments measured at fair value through profit or loss	24,967	24,967
Derivative financial instruments	24,967	24,967

Fair Value of financial instruments measured at amortized cost	41,798,827	41,699,728
Cash and cash equivalents	6,108,366	6,108,366
Financial Investments	2,509,765	2,509,765
Amounts receivable from card issuers	2,823,232	2,823,232
Consumer loans	27,535,557	27,436,458
Other receivables (1)	2,821,907	2,821,907
Total	41,823,794	41,724,696

(1)	Balance composed of: Receivables from purchasers, Receivables from customers, Receivables - related parties, Compulsory deposits in Central Bank and Sundry receivables.

Financial liabilities

	June 30, 2026
	Carrying amount	Fair Value
Fair Value of financial instruments measured at fair value through profit or loss	20,522	20,522
Derivative financial instruments	20,522	20,522

Fair Value of financial instruments measured at amortized cost	43,930,781	43,930,781
Third-party funds - payment account	1,185,726	1,185,726
Third-party funds - CDBs	32,799,587	32,799,587
Third-party funds - financial instruments	802,216	802,216
Third-party funds - Others	515,936	515,936
Trade payables	6,536,378	6,536,378
Obligations to FIDC FGTS quota holders	2,090,938	2,090,938
Total	43,951,303	43,951,303

Financial assets

	December 31, 2025
	Carrying amount	Fair Value
Fair Value of financial instruments measured at fair value through profit or loss	29,016	29,016
Derivative financial instruments	29,016	29,016

Fair Value of financial instruments measured at amortized cost	33,758,513	33,725,334
Cash and cash equivalents	3,863,395	3,863,395
Financial Investments	2,891,089	2,891,089
Amounts receivable from card issuers	3,273,306	3,273,306
Consumer loans	20,946,698	20,913,519
Other receivables (1)	2,784,025	2,784,025
Total	33,787,529	33,754,350

(1)	Balance composed of: Receivables from purchasers, Receivables from customers, Receivables - related parties, Compulsory deposits in Central Bank and Sundry receivables.

Financial liabilities

	December 31, 2025
	Carrying amount	Fair Value
Fair Value of financial instruments measured at fair value through profit or loss	15,751	15,751
Derivative financial instruments	15,751	15,751

Fair Value of financial instruments measured at amortized cost	36,287,500	36,287,500
Third-party funds - payment account	856,573	856,573
Third-party funds - CDBs	27,838,964	27,838,964
Third-party funds - financial instruments	752,571	752,571
Third-party funds - Others	526,722	526,722
Trade payables	5,497,113	5,497,113
Obligations to FIDC FGTS quota holders	815,557	815,557
Total	36,303,251	36,303,251